Related Party Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Reimbursed amount	$ 358,277
Investments - at fair value	$ 21,910,480,000	$ 20,044,135,000
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	31,097,309	33,193,767
Investments - at fair value	$ 4,739,578,577	$ 4,807,815,608
Common stock dividend paid	$ 217,223,544